Debt	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Debt

7. Debt

The Company's current facilities include the following:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (the “Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of September 30, 2024 and December 31, 2023, $78,269 and $35,640, respectively, was drawn down on the Revolving Credit Facility.

On April 13, 2023, the Company entered into a debt amendment agreement to replace LIBOR with SOFR, following the Financial Conduct Authority's ("FCA") decision to phase out the use of LIBOR by June 30, 2023. The Term Loan Facility (USD) and Revolving Credit Facility (USD) previously bore interest at LIBOR plus margin. This contract modification qualified for the relief provided in ASU 2021-01. The Company applied the optional expedient in the standard, accounting for the amendment as if the modification was not substantial and thus a continuation of the existing contract, with the change in rate accounted for prospectively.

Line of Credit

The Company has a Line of Credit of $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. As of September 30, 2024 and December 31, 2023, the Company had an outstanding balance on the Line of Credit of $50,000 and $75,000, respectively. During the third quarter, an amendment was signed to extend the maturity of the Line of Credit from June 2025 to July 2027.

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of September 30, 2024 (Local Currency)	Principal Outstanding at September 30, 2024 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	7.3%	Jun-28	$846,421	$846,421
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.7%	Jun-28	607,644	676,589
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	469,170
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	7.4%	Dec-27	56,000	56,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	5.8%	Dec-27	20,000	22,269
Line of Credit	USD	Term SOFR (6) + 2.70%	8.0%	Jul-27	50,000	50,000
Total Principal Outstanding						$2,457,655

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of September 30, 2024.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	September 30, 2024	December 31, 2023
Principal Outstanding	$2,457,655	$2,519,857
Unamortized debt issuance cost	(26,237)	(18,024)
Total	2,431,418	2,501,833
Short-term debt	10,190	10,190
Non-current debt	$2,421,228	$2,491,643

For the three months ended September 30, 2024 and 2023, interest expense, including amortization of deferred debt issuance cost, was $35,546 and $38,421, respectively. For the nine months ended September 30, 2024 and 2023, interest expense, including amortization of deferred debt issuance cost, was $107,646 and $112,639, respectively.

Maturity requirements on debt as of September 30, 2024 by year are as follows:

Remainder 2024	$2,547
2025	10,190
2026	10,190
2027	138,459
2028	1,489,893
2029 and thereafter	806,376
Total	$2,457,655

During both the three months ended September 30, 2024 and 2023, the Company made principal payments under its Term Loan Facility of $2,547. In addition, during the three months ended September 30, 2024 and 2023, the Company repurchased $3,375 and $0, respectively, of Secured Loan Notes, and $9,275 and $42,389, respectively, under the Term Loan Facility. This resulted in a gain on repurchases of $325 and $1,680 for the three months ended September 30, 2024 and 2023, respectively.

During both the nine months ended September 30, 2024 and 2023, the Company made principal payments under its Term Loan Facility of $7,642. In addition, during the nine months ended September 30, 2024 and 2023, the Company repurchased $8,375 and $24,837, respectively, of Secured Loan Notes and $73,499 and $109,139, respectively, under the Term Loan Facility. This resulted in a gain on repurchase of $1,621 and $9,632 for the nine months ended September 30, 2024 and 2023, respectively.

Gain on repurchases are recognized within "Other (expense) / income, net" within the condensed consolidated statement of comprehensive loss (See Note 14).

As of September 30, 2024, we have committed to future repurchases of debt of $4,834 which have a face value of $4,858.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the debt agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its covenants as of the date of issuance of these unaudited condensed consolidated financial statements.

Letters of Credit

As of September 30, 2024 and December 31, 2023, the Company had issued approximately $147,548 and $135,413 letters of credit, respectively, for use in the ordinary course of business.